Leases (Narrative) (Detail) - Power Purchase Arrangement - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Leases Disclosure [Line Items]
Rental revenue	$ 5	$ 4
Depreciation expense	$ 1	$ 9